Consolidated Statement of Changes in Equity - USD ($)	Share capital	Other reserves	Accumulated Losses	Total
Balance at Jun. 30, 2022	$ 88,436,263	$ 3,166,419	$ (68,425,281)	$ 23,177,401
Loss for the period			(1,978,383)	(1,978,383)
Other comprehensive income		(838)		(838)
Total comprehensive income for the half-year		(838)	(1,978,383)	(1,979,221)
Options and warrants issued/expensed (net of adjustments)		66,100		66,100
Balance at Dec. 31, 2022	88,436,263	3,231,681	(70,403,664)	21,264,280
Balance at Jun. 30, 2023	88,436,263	3,235,969	(72,055,396)	19,616,836
Loss for the period			(2,073,182)	(2,073,182)
Other comprehensive income		4,441		4,441
Total comprehensive income for the half-year		4,441	(2,073,182)	(2,068,741)
Options and warrants issued/expensed (net of adjustments)		(21,580)		(21,580)
Balance at Dec. 31, 2023	$ 88,436,263	$ 3,218,830	$ (74,128,578)	$ 17,526,515